FORM N-SAR
                               SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:       /  /   (a)
               or fiscal year ending:   12/31/99 (b)

Is this a transition report?: (Y/N)  __N__

Is this an amendment to a previous filing? (Y/N) __N__

Those items or sub-items with a star after the item number should be completed only if the answer has changed from the previous filing on this form:


1.   A.   Registrant Name: The Prudential Variable Appreciable Account
     B.   File Number: 811-5466
     C.   Telephone Number: 973-802-6000

2.   A.   Street: 213 Washington Street
     B.   City: Newark    C.  State: NJ     D.  Zip Code:07102     Zip Ext: 2992
     E.   Foreign Country: _____________    Foreign Postal Code: _______________

3.   Is this the first filing on this form by Registrant?(Y/N)         __N__

4.   Is this the last filing on this form by Registrant?(Y/N)          __N__

5.   Is Registrant a small business investment company (SBIC)?(Y/N)    __N__

6.   Is Registrant a unit investment trust(UIT)?(Y/N)                  __Y__
     (If answer is "Y" (yes) complete only items 111 through 132)


7.   A. Is Registrant a series or multiple portfolio company?(Y/N)     __N__
        (If answer is "N" (No), go to item 8.)

     B. How many separate series or portfolios did Registrant have at the end of the period? ____________________________



SCREEN NUMBER:  01                    PAGE NUMBER: 01

For period ending 12/31/99                               If filing more than one
File number 811-5466                                     Page 2, "X":


C. List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THE SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED.


                                                          Is this the
 Series                                                   last filing
 Number         Series Name                               for this series?
-------         -----------                               ----------------
   1                                                          (Y/N)


SCREEN NUMBER:  02                    PAGE NUMBER: 02

(NOTE: See item D(8) of the general instructions to the form for information on how to complete the form for series companies.)

For period ending 12/31/99                               If filing more than one
File number 811-5466                                     Page 47, "X":

UNIT INVESTMENT TRUSTS
111.*     A.   Depositor Name: Prudential Insurance Company of America
          B.   File Number (If any):__________
          C.   City: Newark         State: NJ     Zip Code: 07102      Zip Ext:
          D.   Foreign Country

111.*     A.   Depositor Name: ______________________.
          B.   File Number (If any): __________
          C.   City: _________      State: ______ Zip Code: _____      Zip Ext:
          D.   Foreign Country

112.*     A.   Sponsor Name:
          B.   File Number (If any): __________
          C.   City: _________      State: ______ Zip Code: _____      Zip Ext:
               Foreign Country: ___________       Foreign Postal Code:

112.*     A.   Sponsor Name:
          B.   File Number (If any): ____________
          C.   City:________        State: ______ Zip Code: _____      Zip Ext:
               Foreign Country: ___________       Foreign Postal Code:


SCREEN NUMBER: 55                     PAGE NUMBER: 47

For period ending 12/31/99                               If filing more than one
File number 811-5466                                     Page 48, "X":


113.      A.   Trustee Name:
 *        B.   City: ________       State: ______ Zip Code: _____      Zip Ext:
               Foreign Country: ___________       Foreign Postal Code:

113.      A.   Trustee Name:
 *        B    City: ________       State: ______ Zip Code: _____      Zip Ext:
               Foreign Country: ___________       Foreign Postal Code:

114.      A.  Principal Underwriter Name: Pruco Securities Corporation
 *        B.  File Number: 8-16402
          C.  City: Newark          State: NJ   Zip Code: 07102    Zip Ext: 3777
              Foreign Country:                    Foreign Postal Code:

114.      A.  Principal Underwriter Name:
 *        B.  File Number: 8-  _____________
          C.  City: __________      State: _______ Zip Code: _______   Zip Ext:
              Foreign Country: _____________      Foreign Postal Code:

115.      A.  Independent Public Accountant Name: PRICEWATERHOUSECOOPERS, LLP.
 *        B.  City: New York    State: NY       Zip Code: 10036    Zip Ext:
              Foreign Country: _____________      Foreign Postal Code:

115.      A.  Independent Public Accountant Name:
 *        B.  City: _________       State: _______ Zip Code:           Zip Ext:
              Foreign Country: _____________      Foreign Postal Code:


SCREEN NUMBER: 56                     PAGE NUMBER: 48

For period ending 12/31/99                               If filing more than one
File number 811-5466                                     Page 49, "X":


116.      A.   Is Registrant part of a family of investment
 *             companies?(Y/N)                                         __Y__

          B.   Identify the family in 10 letters: PRUDENTIAL
               (NOTE: In filing this form, use this
               identification consistently for all
               investment companies in family. This
               designation is for purposes of this form only.)

117.      A.   Is Registrant a separate account of an
 *              insurance company?(Y/N)                                __Y__

          If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

          B.   Variable annuity contracts?(Y/N):                       __N__

          C.   Scheduled premium variable life contracts:              __N__

          D.   Flexible premium variable life contracts:               __Y__

          E.   Other types of insurance products registered
               under the Securities Acts of 1933?(Y/N)                 __N__

118.      State the number of series existing at the end of
 *        the period that had securities registered under
          the Securities Act of 1933                                   __3__

119.      State the number of new series for which
 *        registration statements under the Securities Act
          of 1933 became effective during the period                   _____

120.      State the total value of the portfolio securities
 *        on the date of  deposit for the new series
          included in item 119 ($000's omitted)                        _____

121.      State the number of series for which a current
          prospectus was in existence at the end of the
          period                                                       __1__

122.      State the number of existing series for which
 *        additional units were registered under the
          Securities Act of 1933 during the period                     __4__


SCREEN NUMBER: 57               PAGE NUMBER: 49

For period ending 12/31/99                               If filing more than one
File number 811-5466                                     Page 50, "X":


123.      State the total value of the additional units
 *        considered in answering item 122 ($000's omitted)         ($68,185)

124.      State the total value of units prior series that
 *        were placed in the portfolios of subsequent
          series during the current period (the value of
          these units is to be measured on the date they
          were placed in the subsequent series)($000's
          omitted)                                                     __000__

125.      State the total dollar amount of sales loads
 *        collected (before  reallowances to other brokers
          or dealers) by Registrant's principal underwriter
          and any underwriter which is an affiliated person
          of the principal underwriter during the current
          period solely from the sale of units of all series
          of Registrant ($000's omitted)                               __000__

126.      Of the amounts shown in item 125, state the total
          dollar amount of sales loads collected from
          secondary market operations in Registrant's units
          (include the sales loads, if any, collected on
          units of a prior series placed in the portfolio of
          a subsequent series.)($000's omitted)                        __000__

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                     Number of    Total Assets   Total Income
                                      Series       ($000's       Distributions
                                     Investing     omitted)     ($000's omitted)
                                     ---------    ------------  ----------------
A.   U.S. Treasury direct issue

B.   U.S. Government agency

C.   State and municipal tax-free

D.   Public utility debt

E.   Brokers or dealers debt or
     debt of brokers' or dealers'
     parent

F.   All other corporate intermed.
     & long term debt

G.   All other corporate short-
     term debt

H.   Equity securities of brokers
     or dealers or parents of
     brokers or dealers

I.   Investment company equity
     securities

J.   All other equity securities      1           $7,224,175

K.   Other securities

L.   Total assets of all series of    1           $7,224,175
     registrant


SCREEN NUMBER: 58       PAGE NUMBER:50

For period ending 12/31/99                               If filing more than one
File number 811-5466                                     Page 51, "X":

128.      Is the timely payment of principal and interest on
 *        any of the portfolio securities held by any of
          Registrant's series at the end of the current
          period insured or guaranteed by an entity other
          than the issuer?(Y/N)                                      _____

129.      Is the issuer of any instrument covered in item
 *        128 delinquent or in default as to payment of
          principal or interest at the end of the current
          period?(Y/N)                                               _____

130.      In computations of NAV or offering price per unit,
 *        is any part of the value attributed to
          instruments identified in item 129 derived from
          insurance or guarantees?(Y/N)                              _____

131.      Total expenses incurred by all series of
          Registrant during the current reporting period
          ($000's omitted)                                         $48,066


132.      List the "811" (Investment Company Act of 1940)
 * registration number for all Series of Registrant that are being included in this filing:


                811-5466     811-           811-         811-
                811-         811-           811-         811-
                811-         811-           811-         811-
                811-         811-           811-         811-
                811-         811-           811-         811-
                811-         811-           811-         811-
                811-         811-           811-         811-
                811-         811-           811-         811-


SCREEN NUMBER: 59                     PAGE NUMBER:51

This report is signed on behalf of the registrant in the City of Newark and State of New Jersey on the 25th day of February, 2000.


PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY


BY:  /S/ Dennis G. Sullivan         WITNESS: /S/ William Sues

         Dennis G. Sullivan                      William Sues
         Vice President                          Director, Separate Accounts